Related Party Transactions - Administrative Service Fee (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 20, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
General and administrative expenses				$ 12,286,000	$ 10,528,000	$ 20,999,000	$ 20,305,000
Ares Acquisition Corporation II [Member]
Related Party Transaction [Line Items]
General and administrative expenses		$ 5,506,346	$ 373,422	8,211,992	828,934	1,775,527	1,122,892
Due to related party		52,582		52,582		50,221	7,500
Monthly Fee	$ 16,667
Sponsor | Ares Acquisition Corporation II [Member]
Related Party Transaction [Line Items]
Administrative Fees Expense	$ 16,667
Sponsor | Monthly Fee For General And Administrative Services | Ares Acquisition Corporation II [Member]
Related Party Transaction [Line Items]
Due to related party						0	0
Related Party | Sponsor | Ares Acquisition Corporation II [Member]
Related Party Transaction [Line Items]
Management fee, monthly amount							$ 139,447
Related Party | Sponsor | Monthly Fee For General And Administrative Services | Ares Acquisition Corporation II [Member]
Related Party Transaction [Line Items]
General and administrative expenses		50,001			$ 100,002	200,004
Due to related party		$ 0		$ 0		$ 0